Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
Interest-free loan to third parties	$531,715	$1,971,676
Deposits	349,870	268,632
Tax prepayment	257,964	355,827
Prepaid expenses	89,803	117,049
Advances to suppliers	1,314	-
Others	29,201	21,940
Total prepaid expenses and other current assets, net	$1,259,867	$2,735,124

For the years ended December 31, 2023, 2024 and 2025, the Group recorded provision for expected credit losses for the Group’s prepaid expenses and other current assets of US$5,383, nil and nil, respectively, which was written off in the corresponding period. Considering the recoverability, the Group recorded no credit loss allowance on prepaid expenses and other current assets for the years ended December 31, 2023, 2024 and 2025.